CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING CASH FLOW
Profit before taxes	R$ 1,846,670	R$ 1,380,547	R$ 1,454,454
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	1,529,052	1,291,165	1,279,902
Provision for tax, civil and labor risks	176,609	228,292	258,539
Allowance for doubtful accounts	155,097	176,349	126,879
Interest on debts, inflation adjustment and exchange rate changes	1,863,311	2,052,959	1,519,819
Pension plan expense	113,898	76,638	60,184
Equity interests in associates and joint ventures	(312,390)	(311,414)	(216,885)
Impairment	20,437	48,291	38,956
Loss on disposal of noncurrent assets	132,195	83,576	16,309
Deferred taxes (PIS and COFINS)	963	(8,579)	19,138
Others	(19,074)	(1,832)	(5,825)
Adjustments to reconcile profit (loss)	5,506,768	5,015,992	4,551,470
DECREASE (INCREASE) IN OPERATING ASSETS
Consumers, concessionaires and licensees	(722,406)	(205,828)	(1,055,143)
Dividends and interest on capital received	730,178	83,356	24,050
Taxes recoverable	68,184	128,453	(62,041)
Escrow deposits	(248,128)	756,171	22,827
Sectorial financial asset	(425,004)	2,494,223	(858,860)
Receivables - amounts from the Energy Development Account - CDE / CCEE	(29,354)	186,052	181,141
Concession financial assets (transmission companies)	(56,665)	(55,134)	(44,243)
Other operating assets	91,607	265,404	(82,278)
INCREASE (DECREASE) IN OPERATING LIABILITIES
Trade payables	565,945	(782,963)	787,063
Other taxes and social contributions	(261,194)	(63,986)	412,703
Other liabilities with private pension plan	(79,724)	(77,183)	(112,172)
Regulatory charges	215,522	(514,935)	808,223
Tax, civil and labor risks paid	(206,788)	(216,998)	(247,512)
Sectorial financial liability	(1,089,592)	288,144	(23,170)
Payables - amounts provided by the CDE	17,544	(70,907)	19,696
Other operating liabilities	141,759	(148,967)	107,930
CASH FLOWS PROVIDED BY OPERATIONS	4,218,652	7,080,894	4,429,684
Interest paid on debts and debentures	(1,846,453)	(1,570,985)	(1,595,649)
Income tax and social contribution paid	(338,175)	(875,883)	(276,061)
NET CASH FROM OPERATING ACTIVITIES	2,034,024	4,634,026	2,557,974
INVESTING ACTIVITIES
Price paid in business combination net of cash acquired	0	(1,496,675)	0
Capital increase in existing investees	91,599	0	0
Gain on sales of interest in joint ventures	0	0	10,454
Purchases of property, plant and equipment	(685,856)	(1,026,867)	(550,003)
Securities, pledges and restricted deposits	(93,933)	(125,517)	(147,914)
Purchases of intangible assets	(1,884,577)	(1,211,082)	(877,793)
Sale of noncurrent assets	26,807	0	10,586
Intragroup loans	36,639	44,922	29,776
NET CASH USED IN INVESTING ACTIVITIES	(2,509,321)	(3,815,219)	(1,524,894)
FINANCING ACTIVITIES
Capital increase by noncontrolling interests	(122,791)	467	7
Borrowings and debentures raised	3,398,084	3,774,355	4,532,167
Repayment of principal of borrowings and debentures	(5,273,261)	(4,016,693)	(4,037,685)
Repayment of derivatives	(102,641)	158,242	(135,309)
Dividends and interest on capital paid	(336,934)	(231,749)	(5,204)
Repayment for business combinations	(2,514)	(21,234)	(61,709)
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(2,440,057)	(336,612)	292,267
NET INCREASE IN CASH AND CASH EQUIVALENTS	(2,915,354)	482,195	1,325,347
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	6,164,997	5,682,802	4,357,455
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R$ 3,249,642	R$ 6,164,997	R$ 5,682,802